BUSINESS COMBINATIONS AND INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
BUSINESS COMBINATIONS AND INVESTMENTS
Summary of purchase price allocation based on the best information available to GFL

The following table presents the purchase price allocation based on the best information available to GFL to date for the periods indicated:

	Year ended December 31,
	2025	2024(1)
Net working capital, including cash acquired of $3.6 million and $9.3 million, respectively	$(18.6)	$6.1
Property and equipment	264.6	373.5
Intangible assets	356.5	105.0
Other long-term assets	3.3	—
Goodwill	386.2	119.8
Lease obligations	(4.5)	(0.4)
Other long-term liabilities	(2.3)	(2.4)
Landfill closure and post-closure obligations	(14.9)	(16.5)
Deferred income tax (liabilities) assets	(15.7)	6.1
Net assets acquired	$954.6	$591.2

Non-cash consideration transferred	$2.1	$—
Cash paid	952.5	591.2
Total Consideration	$954.6	$591.2

(1)Comparative figures have not been re-presented.

Summary of investments accounted for using the equity method

The following table presents the carrying value of GFL’s investments accounted for using the equity method for the periods indicated:

	December 31, 2025	December 31, 2024(1)
Investment in associates	$1,782.9	$217.6
Investment in joint ventures	115.1	126.8
	$1,898.0	$344.4

(1)Comparative figures have not been re-presented.

Summary of investments in associates using the equity method

GFL has accounted for its investments in associates using the equity method.

	December 31, 2025	December 31, 2024
Investment in associates, beginning of year	$217.6	$229.1
Additions	1,706.1	—
Net assets gained on dilution of interests	195.4	—
Share of net loss	(44.7)	(10.3)
Share of other comprehensive loss	(2.3)	(1.2)
Distribution received	(203.8)	—
Changes in foreign exchange	(85.4)	—
Investment in associates, end of year	$1,782.9	$217.6

Summary of investments financial information material associate

The tables below provide summarized financial information for GFL’s material associate, GES:

	December 31, 2025	December 31, 2024
Current assets	$622.6	$—
Non-current assets	8,542.8	—
Current liabilities	(377.4)	—
Non-current liabilities	(3,897.3)	—
Net assets	$4,890.7	$—
GFL’s share of net assets	1,662.8	—
Changes in foreign exchange	(61.8)	—
Carrying value of investment	$1,601.0	$—

	Year ended December 31,
	2025	2024
Revenue	$1,603.9	$—
Loss from continuing operations	(61.3)	—
Other comprehensive income	7.6	—
Total comprehensive loss	$(53.7)	$—
GFL’s share of total comprehensive loss	$(28.0)	$—

Summary of investments in joint ventures using the equity method

	December 31, 2025	December 31, 2024
Investment in joint ventures, beginning of year	$126.8	$89.9
Contributions	4.2	24.9
Return of capital	(7.0)	—
Share of total comprehensive income	5.7	28.5
Distribution received	(9.1)	(25.9)
Change in foreign exchange	(5.5)	9.4
Investment in joint ventures, end of year	$115.1	$126.8